Financial instruments and financial risk management - Market risk, Currency risk, sensitivity analyses (Details) - Currency risk $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Financial instruments and financial risk management
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Australian Dollar
Financial instruments and financial risk management
Increase (decrease) in profit and loss due to reasonably possible increase (decrease) in designated risk component	$ 5,981
Other
Financial instruments and financial risk management
Increase (decrease) in profit and loss due to reasonably possible increase (decrease) in designated risk component	$ 3